Finance Income and Costs	12 Months Ended
Dec. 31, 2021
Finance Income and Costs [Abstract]
Finance Income and Costs

14.Finance Income and Costs

	For the Year Ended December 31,
	2021	2020	2019
	$’000	$’000	$’000
Finance costs(i)	(14,291)	(4,530)	(1,116)
Finance income(ii)	326	610	1,015
Change in fair value of warrant liabilities	27,811	—	—
Exchange gain / (loss)	868	(2,836)	17,075
Net finance income (expense)	14,714	(6,756)	16,974
(i)	The following items are included under finance costs:

	For the Year Ended December 31,
	2021	2020	2019
	$’000	$’000	$’000
Interest payable	10,234	252	851
Interest on leases	617	572	265
Interest on contract liabilities	3,440	3,706	—
Total finance costs	14,291	4,530	1,116
(ii)	In 2021, 2020 and 2019 finance income related to interest received.